Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Balance Sheet [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
RMB:1USD	7.0827	7.2258
Profits/Loss [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
RMB:1USD	7.1592		6.9531